Prepayments and other current assets	12 Months Ended
Mar. 31, 2025
Prepayments And Other Current Assets
Prepayments and other current assets

6.	Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2025	2024
Prepaid service fees – Continuing operations	$53,461	$119,271
Prepaid service fees – Discontinued operations	—	881,473
Total	$53,461	$1,000,744

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS